Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000233024
Shareholder Report [Line Items]
Fund Name	INQQ The India Internet ETF
Class Name	INQQ The India Internet ETF
Trading Symbol	INQQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the INQQ The India Internet ETF (the "Fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://inqqetf.com/materials/. You can also request this information by contacting us at 1-855-888-9892.
Additional Information Phone Number	1-855-888-9892
Additional Information Website	https://inqqetf.com/materials/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
INQQ The India Internet ETF	$40	0.86%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.86%
AssetsNet	$ 57,003,172
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 228,810
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$57,003,172	30	$228,810	25%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	4.9%
Industrials	5.1%
Communication Services	8.3%
Energy	8.3%
Information Technology	8.9%
Consumer Discretionary	29.3%
Financials	34.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Bajaj Finance	10.2%
Reliance Industries	8.3%
Zomato	6.7%
MakeMyTrip	5.8%
Jubilant Foodworks	4.9%
PB Fintech	4.8%
FSN E-Commerce Ventures	4.7%
Jio Financial Services	4.6%
Truecaller, Cl B	4.4%
Info Edge India	4.3%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten chart.

Updated Prospectus Phone Number	1-855-888-9892
Updated Prospectus Web Address	https://inqqetf.com/materials/